Other Long-term Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Schedule of Other long- term liabilities

Other long-term liabilities consisted of the following:

	As of December 31,
	2022	2021
Lease termination liability	$3,621	$6,928
Other lease liability	1,486	-
Deferred cash payment liabilities	-	410
Other	200	218
	$5,307	$7,556